BANK BORROWINGS (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
BANK BORROWINGS
Short-term borrowings	₺ 1,682,686	₺ 264,894
Long-term borrowings		4,055
Total	1,682,686	268,949
Cash inflows relating to bank borrowings	5,223,438	833,554	₺ 2,247,402
Cash outflows relating to bank borrowings	3,791,221	548,283	₺ 2,779,430
Bank borrowings
BANK BORROWINGS
Short-term borrowings	801,467	264,894
Long-term borrowings		4,055
Total	₺ 801,467	₺ 268,949
Average annual effective interest rate (in percent)		20.20%
Bank borrowings | Minimum
BANK BORROWINGS
Average annual effective interest rate (in percent)	48.00%
Bank borrowings | Maximum
BANK BORROWINGS
Average annual effective interest rate (in percent)	54.10%
Short-term supplier and merchant financing loans
BANK BORROWINGS
Short-term borrowings	₺ 379,788	₺ 25,087
Cash inflows relating to bank borrowings	3,204,065
Cash outflows relating to bank borrowings	₺ 2,905,332
Average annual effective interest rate (in percent)	58.40%	57.60%
Debt securities
BANK BORROWINGS
Short-term borrowings	₺ 440,565
Other financial liabilities
BANK BORROWINGS
Short-term borrowings	₺ 440,654
Maximum maturity (in months)	4 months
Average annual effective interest rate (in percent)	62.00%